Pensions and other post-retirement benefits - Amounts recognised in the income statement and statement of other comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Included within operating costs
Administration costs	£ 18.0	£ 16.0	£ 14.0
Defined benefit plan costs:
Current service cost	175.0	178.0	193.0
Past service cost – augmentations	0.0	0.0	5.0
Past service credit – redundancies	(1.0)	0.0	(7.0)
Special termination benefit cost – redundancies	5.0	2.0	55.0
Past service cost – plan amendments	0.0	0.0	34.0
Total included within payroll costs	179.0	180.0	280.0
Included within finance income and costs
Net interest (income)/cost	38.0	23.0	22.0
Total included in income statement	235.0	219.0	316.0
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations	1,408.0	(724.0)	68.0
Exchange adjustments	186.0	(97.0)	(101.0)
Total included in the statement of other comprehensive income	1,594.0	(821.0)	(33.0)
UK | Pensions
Included within operating costs
Administration costs	9.0	9.0	6.0
Defined benefit plan costs:
Current service cost	28.0	33.0	41.0
Past service cost – augmentations	0.0	0.0	5.0
Past service credit – redundancies	(1.0)	0.0	(7.0)
Special termination benefit cost – redundancies	5.0	2.0	55.0
Past service cost – plan amendments	0.4	0.0	34.0
Total included within payroll costs	32.0	35.0	128.0
Included within finance income and costs
Net interest (income)/cost	(38.0)	(31.0)	(31.0)
Total included in income statement	3.0	13.0	103.0
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations	(622.0)	143.0	57.0
Exchange adjustments	0.0	0.0	0.0
Total included in the statement of other comprehensive income	(622.0)	143.0	57.0
US | Pensions
Included within operating costs
Administration costs	7.0	6.0	7.0
Defined benefit plan costs:
Current service cost	104.0	100.0	104.0
Past service cost – augmentations	0.0	0.0	0.0
Past service credit – redundancies	0.0	0.0	0.0
Special termination benefit cost – redundancies	0.0	0.0	0.0
Past service cost – plan amendments	0.0	0.0	0.0
Total included within payroll costs	104.0	100.0	104.0
Included within finance income and costs
Net interest (income)/cost	35.0	21.0	21.0
Total included in income statement	146.0	127.0	132.0
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations	1,017.0	(588.0)	(14.0)
Exchange adjustments	83.0	(42.0)	(42.0)
Total included in the statement of other comprehensive income	1,100.0	(630.0)	(56.0)
US | Other post-retirement benefits
Included within operating costs
Administration costs	2.0	1.0	1.0
Defined benefit plan costs:
Current service cost	43.0	45.0	48.0
Past service cost – augmentations	0.0	0.0	0.0
Past service credit – redundancies	0.0	0.0	0.0
Special termination benefit cost – redundancies	0.0	0.0	0.0
Past service cost – plan amendments	0.0	0.0	0.0
Total included within payroll costs	43.0	45.0	48.0
Included within finance income and costs
Net interest (income)/cost	41.0	33.0	32.0
Total included in income statement	86.0	79.0	81.0
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations	1,013.0	(279.0)	25.0
Exchange adjustments	103.0	(55.0)	(59.0)
Total included in the statement of other comprehensive income	1,116.0	(334.0)	(34.0)
NG UKPS | Pensions
Included within finance income and costs
Actuarial loss arising from buy-in arrangement	£ (100.0)	£ (700.0)
Section A of NGUKPS
Included within finance income and costs
Cost of equalising for impact of guaranteed minimum pension			17.0
Section B of NGUKPS
Included within finance income and costs
Cost of equalising for impact of guaranteed minimum pension			12.0
NGEG of ESPS
Included within finance income and costs
Cost of equalising for impact of guaranteed minimum pension			£ 5.0